Feb. 28, 2018

SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund,

Schwab Target 2055 Fund and Schwab Target 2060 Fund

(collectively, the Funds)

Supplement dated December 13, 2018 to the

Funds’ currently effective Prospectus, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The following changes to the Prospectus are effective December 13, 2018:

1.	Schwab Target 2010 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.12
Acquired fund fees and expenses (AFFE)[1]	0.33

Total annual fund operating expenses	0.45
Less expense reduction	(0.12)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.33

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$34	$106	$185	$418

2.	Schwab Target 2015 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.07
Acquired fund fees and expenses (AFFE)[1]	0.35

Total annual fund operating expenses	0.42
Less expense reduction	(0.07)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.35

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$36	$113	$197	$443

3.	Schwab Target 2020 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.02
Acquired fund fees and expenses (AFFE)[1]	0.41

Total annual fund operating expenses	0.43
Less expense reduction	(0.02)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.41

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$42	$132	$230	$518

4.	Schwab Target 2025 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.02
Acquired fund fees and expenses (AFFE)[1]	0.50

Total annual fund operating expenses	0.52
Less expense reduction	(0.02)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.50

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$51	$160	$280	$628

5.	Schwab Target 2030 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.02
Acquired fund fees and expenses (AFFE)[1]	0.57

Total annual fund operating expenses	0.59
Less expense reduction	(0.02)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.57

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$58	$183	$318	$714

6.	Schwab Target 2035 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 21 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.03
Acquired fund fees and expenses (AFFE)[1]	0.62

Total annual fund operating expenses	0.65
Less expense reduction	(0.03)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.62

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$63	$199	$346	$774

7.	Schwab Target 2040 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 25 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.02
Acquired fund fees and expenses (AFFE)[1]	0.67

Total annual fund operating expenses	0.69
Less expense reduction	(0.02)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.67

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$68	$214	$373	$835

8.	Schwab Target 2045 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 29 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.06
Acquired fund fees and expenses (AFFE)[1]	0.71

Total annual fund operating expenses	0.77
Less expense reduction	(0.06)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.71

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$73	$227	$395	$883

9.	Schwab Target 2050 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 33 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.07
Acquired fund fees and expenses (AFFE)[1]	0.73

Total annual fund operating expenses	0.80
Less expense reduction	(0.07)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.73

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$75	$233	$406	$906

10.	Schwab Target 2055 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 37 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.11
Acquired fund fees and expenses (AFFE)[1]	0.74

Total annual fund operating expenses	0.85
Less expense reduction	(0.11)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.74

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$76	$237	$411	$918

11.	Schwab Target 2060 Fund

The “Annual Fund Operating Expenses” table and “Expenses on a $10,000 Investment” table under the “Fund Fees and Expenses” section on page 41 of the Prospectus are deleted and replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	None
Distribution (12b-1) fees	None
Other expenses[1]	0.73
Acquired fund fees and expenses (AFFE)[1]	0.75

Total annual fund operating expenses	1.48
Less expense reduction	(0.73)

Total annual fund operating expenses (including AFFE) after expense reduction[2]	0.75

[1]	“Other expenses” and “Acquired fund fees and expenses (AFFE)” are based on amounts for the fiscal period ended October 31, 2018.

[2]
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. This agreement is limited to the fund’s direct operating expenses and does not apply to AFFE.

Expenses on a $10,000 Investment
1 year	3 years	5 years	10 years
$77	$240	$417	$930